Available-for-Sale Marketable Securities - Schedule of Amortized Cost and Fair Values of Marketable Debt Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities [Abstract]
Amortized Cost of marketable debt securities, contractual maturity, less than one year	$ 5,000		$ 5,000		$ 49,243	$ 82,678
Amortized Cost of marketable debt securities, contractual maturity, One year to two years						12,002
Amortized cost	5,000		5,000		49,243	94,680
Fair value of marketable debt securities, contractual maturities, less than one year	4,975		4,975		48,983	81,658
Fair value of marketable debt securities, contractual maturity, One year to two years						11,350
Total fair Value of marketable debt securities, contractual maturity	4,975		4,975		48,983	93,008
Proceeds from sale of available-for-sale marketable securities	0	$ 0	0	$ 0	0	0	$ 10,029
Realized gain							$ 39
Interest receivable	$ 99		$ 99		$ 139	$ 489